Financial instruments	6 Months Ended
Jun. 30, 2023
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
5. Financial instruments
Fair value by hierarchy
The following table illustrates the three hierarchical levels for valuing financial instruments at fair value as of June 30, 2023, and December 31, 2022. For additional information on the hierarchies and other matters, please refer to the Consolidated Financial Statements in the 2022 Annual Report, published on February 1, 2023.

	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2023	Dec 31, 2022	Jun 30, 2023	Dec 31, 2022	Jun 30, 2023	Dec 31, 2022	Jun 30, 2023	Dec 31, 2022

Financial assets
Cash and cash equivalents
Debt securities	49						49

Total cash and cash equivalents at fair value	49						49

Marketable securities
Debt securities			8	9			8	9

Derivative financial instruments			102	204			102	204

Total marketable securities and derivative financial instruments at fair value			110	213			110	213

Current contingent consideration receivables					58	43	58	43

Long-term financial investments
Debt and equity securities	488	473	11	10	599	699	1 098	1 182

Fund investments	7	20			194	261	201	281

Non-current contingent consideration receivables					675	607	675	607

Total long-term financial investments at fair value	495	493	11	10	1 468	1 567	1 974	2 070

Associated companies at fair value through profit or loss					114	129	114	129

Financial liabilities
Current contingent consideration liabilities					-29	-131	-29	-131

Current other financial liabilities					-189		-189

Derivative financial instruments			-40	-55			-40	-55

Total current financial liabilities at fair value			-40	-55	-218	-131	-258	-186

Non-current contingent consideration liabilities					-593	-704	-593	-704

Non-current other financial liabilities						-232		-232

Total non-current financial liabilities at fair value					-593	-936	-593	-936

In the first half of 2023, there were three transfers of equity securities from Level 3 to Level 1 for USD 63 million mainly due to Initial Public Offering.
The fair value of straight bonds amounted to USD 20.7 billion at June 30, 2023 (USD 20.3 billion at December 31, 2022) compared with the carrying amount of USD 22.5 billion at June 30, 2023 (USD 22.3 billion at December 31, 2022). For all other financial assets and liabilities, the carrying amount is a reasonable approximation of the fair value.
The carrying amount of financial assets included in the line total long-term financial investments of USD 2.0 billion at June 30, 2023 (USD 2.1 billion at December 31, 2022) is included in the line “Financial assets” of the consolidated balance sheets. The carrying amount of non-current contingent consideration liabilities and non-current other financial liabilities included in the line total non-current financial liabilities at fair value of USD 0.6 billion at June 30, 2023 (USD 0.9 billion at December 31, 2022) is included in the line “Provisions and other non-current liabilities” of the consolidated balance sheet.
The Group’s exposure to financial risks has not changed significantly during the period and there have been no major changes to the risk management department or in any risk management policies.